Commitments and Contingencies (Details) - Schedule of Lease Costs - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of Lease Costs [Line Items]
Total lease costs	$ 756,570	$ 505,060	$ 621,388	$ 296,519
General and administrative [Member]
Commitments and Contingencies (Details) - Schedule of Lease Costs [Line Items]
Total lease costs	$ 275,544	$ 304,864	$ 621,388	$ 296,519